UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Investment Series
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

CASH MANAGEMENT FUND
NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q
SEPTEMBER 30, 2004

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedule of Investments (unaudited)	September 30, 2004

		YIELD TO
		MATURITY
FACE		ON DATE	MATURITY
AMOUNT	SECURITY	OF PURCHASE (a)	DATE (b)	VALUE

COMMERCIAL PAPER — 82.0%
$1,000,000	Amstel Funding Corp. CE	1.84%	12/13/04	$996,289
1,000,000	Atlantic Asset Securitization Corp. CE	1.79	10/20/04	999,055
1,000,000	Atomium Funding Corp. CE	1.87	12/10/04	996,383
1,000,000	Banco Bilbao Vizcaya, N.Y.	1.65	11/10/04	999,933
1,000,000	Bank of America Corp.	1.77	2/4/05	993,875
1,000,000	Beethoven Funding Corp. CE	1.80	10/18/04	999,150
1,000,000	Brahms Funding Corp. CE	1.74	10/8/04	999,662
1,000,000	Canadian Imperial Bank	1.50	10/6/04	1,000,001
1,000,000	Chesham Financing LLC CE	1.80	10/25/04	998,800
1,000,000	Cobbler Funding Ltd. CE	1.66	10/25/04	998,900
1,000,000	Credit Suisse First Boston, N.Y. VRDO	1.79	10/20/04	1,000,000
1,000,000	Curzon Funding LLC	1.80	10/22/04	998,950
1,000,000	Georgetown Funding Co. LLC	1.59	10/15/04	999,386
1,000,000	Giro Multi-Funding Corp. CE	1.79	10/20/04	999,055
1,000,000	Grampain Funding LLC CE	1.80	12/22/04	995,946
1,000,000	HBOS Treasury Service Plc, N.Y.	1.50	10/6/04	1,000,003
1,000,000	Hannover Funding Co. CE	1.69	10/7/04	999,718
1,000,000	Jupiter Securitization Corp. CE	1.80	12/20/04	996,044
1,000,000	Legacy Capital Corp. LLC CE	1.91	2/16/05	992,755
1,000,000	Main Street Warehouse LLC CE	1.68	10/1/04	1,000,000
1,000,000	Mica Funding LLC CE	1.80	10/14/04	999,350
1,000,000	Mortgage Interest Networking Trust	1.81	10/12/04	999,447
1,000,000	Perry Global Funding CE	1.87	12/9/04	996,435
1,000,000	Polonius, Inc.	1.78	10/15/04	999,308
1,000,000	Rabobank Nederland, N.Y.	1.71	12/31/04	1,000,000
1,000,000	Saint Germain Holdings Ltd. CE	1.80	11/17/04	997,650
1,000,000	Stadshypotek Delaware, Inc.	1.84	12/21/04	995,871
1,000,000	Stanfield Victoria Funding Ltd. VRDO	1.79	10/25/04	999,595
1,000,000	Tasman Funding, Inc. CE	1.70	10/8/04	999,669
1,000,000	Thames Asset Global Securitization Corp. CE	1.79	10/18/04	999,155
1,000,000	Toronto Dominion, N.Y.	1.78	12/29/04	1,000,000
1,000,000	Wal-Mart Funding	1.86	11/17/04	997,585
1,000,000	White Pine Finance LLC VRDO	1.08	1/25/05	999,903
1,000,000	Yorktown Capital, LLC	1.78	10/18/04	999,160

	TOTAL COMMERCIAL PAPER
	(Cost — $33,947,033)			33,947,033

DISCOUNT NOTES — 9.6%
4,000,000	Federal National Mortgage Association	1.81	12/14/04
	(Cost — $3,985,200)			3,985,200

MUNICIPAL NOTES — 1.2%
525,000	District of Columbia University VRDO CE	1.89	10/7/04
	(Cost — $525,000)			525,000

REPURCHASE AGREEMENT — 7.4%
3,063,000	Bank of America Tri Party, dated 9/30/04 1.83% due 10/1/04; Proceeds at maturity — $3,063,156
	(Fully collateralized by Federal National Mortgage Association, 6.625% due 10/15/07;
	Market value — $3,124,360) (Cost — $ 3,063,000)			3,063,000

	TOTAL INVESTMENTS — 100.2% (Cost — $41,520,233*)			41,520,233
	Liabilities in Excess of Other Assets — (0.2)%			(96,323)

	TOTAL NET ASSETS - 100.0%			$41,423,910

(a)	Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds
whose yields are determined on date of the last interest rate change.
(b)	For VRDO's and Put Bonds, maturity date shown is the date of next interest rate change.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CE - Credit Enhancement.
VRDO - Variable Rate Demand Obligation

See Notes to Schedule of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited)	September 30, 2004

		YIELD TO
		MATURITY
FACE		ON DATE	MATURITY
AMOUNT	SECURITY	OF PURCHASE (a)	DATE (b)	VALUE

EDUCATION — 6.9%
	New York State Dormitory Authority Revenue:
$480,000	Cornell University Series B VRDO	1.71%	10/5/04	$480,000
1,000,000	Mental Health Services Sub-Series D 2C VRDO	1.68	10/7/04	1,000,000
4,000,000	Mental Health Services Sub-Series D 2D VRDO	1.68	10/7/04	4,000,000

	TOTAL EDUCATION (Cost — $5,480,000)			5,480,000

GENERAL OBLIGATION — 10.1%
	New York, NY:
2,200,000	Series F-6 GO, VRDO	1.69	10/6/04	2,200,000
1,230,000	Sub-Series A-6 GO, VRDO	1.72	10/6/04	1,230,000
2,500,000	New York State GO, CE	0.96	3/1/05	2,551,627
2,035,000	Puerto Rico Municipal Financial Agency GO VRDO, CE	1.68	10/7/04	2,035,000

	TOTAL GENERAL OBLIGATION (Cost — $8,016,627)			8,016,627

GOVERNMENT FACILITIES — 6.8%
	New York State Local Government Assistance Corp.:
200,000	Senior Lien, Series A VRDO, CE	1.61	10/6/04	200,000
2,400,000	Series B VRDO, CE	1.68	10/6/04	2,400,000
700,000	Series D VRDO	1.66	10/6/04	700,000
2,150,000	Puerto Rico Commonwealth Government Development VRDO	1.59	10/6/04	2,150,000

	TOTAL GOVERNMENT FACILITIES (Cost — $5,450,000)			5,450,000

HOUSING — 23.6%
505,000	Colonie, NY HDC Colonie Terrence Apartments Project VRDO, CE	1.43	10/6/04	505,000
	New York City, NY HDC:
1,500,000	Monterey Multi Family Revenue — Series A VRDO, CE	1.72	10/6/04	1,500,000
2,000,000	Multi Family Revenue 92nd & First — Series A VRDO, CE	1.67	10/6/04	2,000,000
2,550,000	Multi Family Revenue First Avenue Development - Series A VRDO, CE	1.70	10/6/04	2,550,000
1,300,000	Multi Family Revenue One Columbus Place Development — Series A VRDO, CE	1.70	10/6/04	1,300,000
800,000	Parkgate Development — Series A VRDO, CE	1.68	10/6/04	800,000
	New York State HFA:
5,000,000	8 Avenue Housing — Series A VRDO, CE	1.67	10/6/04	5,000,000
1,050,000	Contract Revenue — Series G VRDO, CE	1.68	10/6/04	1,050,000
1,000,000	East 39 Street Housing VRDO, CE	1.70	10/6/04	1,000,000
3,130,000	Normandie Court I Project VRDO, CE	1.69	10/6/04	3,130,000

	TOTAL HOUSING (Cost — $18,835,000)			18,835,000

FINANCE — 1.1%
900,000	New York City, NY Transitional Finance Authority N.Y.C. Recovery Sub-Series 3 VRDO, CE (Cost — $900,000)	1.70	10/6/04	900,000

INDUSTRIAL DEVELOPMENT — 15.9%
$1,850,000	Auburn, NY IDA Goulds Pumps Inc. Project VRDO	1.76	10/6/04	1,850,000
375,000	Dutchess County, NY IDA Adam Fairacare Farms VRDO	1.75	10/7/04	375,000
	Monroe County, NY IDA:
780,000	Axelrod Realty VRDO, CE	1.50	12/1/04	780,000
2,405,000	BenMar Manufacturing Facility VRDO, CE	1.86	10/7/04	2,405,000
1,300,000	Childrens Oncology Society VRDO, CE	1.68	10/6/04	1,300,000
465,000	Mercury Printing VRDO	1.91	10/7/04	465,000
1,720,000	Otsego County, NY IDA Civil Facilities Revenue, St. James Retirement Community VRDO	1.84	10/7/04	1,720,000
3,310,000	Suffolk County, NY IDA Third Project Wolf Family VRDO, CE	1.75	10/7/04	3,310,000
495,000	Wyoming County, NY IDA American Precision Industries Inc. VRDO, CE	1.75	10/7/04	495,000

	TOTAL INDUSTRIAL DEVELPOMENT (Cost — $12,700,000)			12,700,000

OTHER — 3.4%
2,700,000	New York City, NY Trust For Cultural Resources Museum Of Broadcasting VRDO (Cost — $2,700,000)	1.69	10/6/04	2,700,000

TAX & REVENUE AND BOND ANTICIPATION NOTES — 17.7%
2,000,000	New York State Thruway Authority General Revenue BAN's — Series A	1.65	10/6/05	2,011,597
2,000,000	North Hempstead, NY BAN's — Series A	1.06	2/3/05	2,006,212
2,000,000	Oneida County, NY BAN's	1.10	4/27/05	2,010,030
3,000,000	Sachem Century School District Holbrook, NY TRAN's, CE	1.50	6/23/05	3,026,382
5,000,000	William Floyd University Free School District Mastics — Moriches —- Shirley BAN's	1.68	6/27/05	5,047,093

	TOTAL TAX & REVENUE AND BOND ANTICIPATION NOTES (Cost — $14,101,314)			14,101,314

See Notes to Schedule of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited)	September 30, 2004

		YIELD TO
		MATURITY
FACE		ON DATE	MATURITY
AMOUNT	SECURITY	OF PURCHASE (a)	DATE (b)	VALUE

TRANSPORTATION — 4.4%
$3,500,000	MTA, NY Series G-2 VRDO, CE (Cost - $3,500,000)	1.63%	10/7/04	$3,500,000

UTILITIES — 4.3%
3,400,000	Long Island Power Authority NY Electric System Revenue Sub-Series 7-A VRDO (Cost - $3,400,000)	1.61	10/6/04	3,400,000

WATER AND SEWER — 2.6%
1,600,000	New York City, NY Municipal Water & Sewer Financial Authority Sewer System Revenue — Series C VRDO, CE	1.66	10/5/04	1,600,000
500,000	New York State Environmental Facilities Corp. Solid Waste Disposable Revenue, Series B VRDO, CE	1.66	10/6/04	500,000

	TOTAL WATER AND SEWER (Cost — $2,100,000)			2,100,000

	TOTAL INVESTMENTS - 96.8% (Cost — $77,182,941*)			77,182,941
	Assets in Excess of Other Liabilities — 3.2%			2,585,769

	TOTAL NET ASSETS — 100.0%			$79,768,710

(a)	Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds whose yields are determined on date of the last interest rate change.
(b)	For VRDOs and Put Bonds, maturity date shown is the date of next interest rate change.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN's — Bond Anticipation Notes
CE — Credit Enhancement
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Authority
IDA — Industrial Development Authority
MTA — Metropolitan Transit Authority
TRAN's — Tax & Revenue Anticipation Notes
VRDO — Variable Rate Demand Obligation

See Notes to Schedule of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Summary of Investments by State* (unaudited)	September 30, 2004

New York	91.6%
Puerto Rico	5.2

96.8%

*   As a percentage of net assets. Please note that fund holdings are as of September 30, 2004 and are subject to change.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Fund”) are separate investment funds of the Salomon Brothers Series Funds Inc. (“Trust”), an open-end management investment company, incorporated in Maryland.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transaction. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investment Series

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004